GOODWILL AND INTANGIBLE ASSETS (Details Narrative) - Subsequent Event [Member] $ in Millions	Mar. 15, 2021 USD ($)
Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense, 2020	$ 15.7
Amortization expense, year two	15.7
Amortization expense, year three	15.7
Amortization expense, year four	15.7
Amortization expense, year five	15.7
Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense, 2020	15.9
Amortization expense, year two	15.9
Amortization expense, year three	15.9
Amortization expense, year four	15.9
Amortization expense, year five	$ 15.9